Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage increase in hours worked by employees		1.00%
Liability for health care claims		$ 22	$ 20
Workers compensation liability		43	48
Amount of charges recorded for 401(k) contributions		$ 16	17	$ 13
Employee contribution limit per calendar year as a percentage of compensation		75.00%
Description of defined contribution for eligible employee plan		The Company matches 50% of the first 6% of eligible employee deferrals up to a specified annual maximum dollar amount.
Maximum retirement benefit as a percentage of participant's estimated average annual salary	65.00%
Period for estimated average annual salary to provide a retirement benefit	5 years
Vesting, plan participation only portion, plan participation period		3 years
Vesting, plan participation and continuous service portion, plan participation period		5 years
Vesting, plan participation and continuous service portion, continuous service period		10 years
Contributions to retirement plan		$ 7	$ 5	$ 5
Bellagio Aria Mandalay Bay and MGM Grand Las Vegas [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Minimum percentage of total contributions to be listed in Pension Plan's Forms 5500			5.00%	5.00%